INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES
15.	INCOME TAXES

KongZhong and Dacheng Holdings are companies incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, they are not subject to tax on either income or capital gain.

Success Blueprint is a company incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, it is not subject to tax on either income or capital gain.

Under the current Hong Kong Inland Revenue Ordinance, Dacheng Hong Kong is subject to 16.5% income tax on its taxable income generated from operations in Hong Kong.

The Company's subsidiaries, VIEs and VIEs' subsidiaries established in the PRC are subject to income tax rate of 25%, except for the following, according to the PRC Enterprise Income Tax (the "New EIT Law"), which became effective from January 1, 2008 and adopted a unified income tax rate of 25% for most enterprises.

In 2008, KongZhong Beijing, Beijing AirInbox, Beijing Xinrui and Tianjin Mammoth obtained the "high and new technology enterprise" ("HNTE") status under the New EIT Law. In 2009, KongZhong China, Beijing Chengxitong and Beijing WINT also obtained the HNTE status under the new rules. The HNTE status allows qualifying China-based enterprises to use a 15% tax rate for three years. At the conclusion of the three year period, the qualifying enterprises have the option to renew for additional three years through a simplified application process if their operations continue to qualify for HNTE status. KongZhong Beijing, Beijing AirInbox, Beijing Xinrui and Tianjin Mammoth renewed their HNTE status in 2011 for additional three years. KongZhong China, Beijing Chengxitong and Beijing WINT renewed their HNTE status in 2012 for additional three years. After the first six years, enterprises will go through a new application process in order to renew their HNTE status. The Company believes it is highly likely that its qualifying entities will continue to obtain the renewal of the HNTE status in the future and has assumed so in calculating deferred tax assets and liabilities.

Xiamen Simlife and Shanghai Dacheng qualified for software enterprise for tax purposes. They were entitled to an exemption from income tax for two years commencing from the first year that presents accumulated earnings under the PRC tax law and entitled to a 50% relief from income tax for the following three years. The preferential tax treatment of Xiamen Simlife started in 2010 and Shanghai Dacheng started in 2011.

The principal components of the deferred income tax assets and liabilities are as follows:

	As of December 31,
	2011	2012

Current deferred tax assets
Accrued expenses	$335,946	$166,357
Less: valuation allowance	(335,946)	(166,357)

Current deferred tax assets, net	$-	$-

Non-current deferred tax assets
Net operating loss carry forwards	78,740	65,738
Less: valuation allowance	(78,740)	(65,738)

Non-current deferred tax assets, net	$-	$-

Deferred tax liabilities
Amortization of intangible assets	$271,622	$10,498

The Company operates through multiple subsidiaries and VIEs and the valuation allowance is considered on each individual entity basis. A full valuation allowance has been established because the Company believes that either it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the future, or the amount involved is not significant. The tax losses carried forward as of December 31, 2012 amounted to $262,950 and will expire by 2017.

The income taxes expense consists of:

	For the years ended December 31,
	2010	2011	2012

Current	$4,578,091	$3,326,277	$3,558,263
Deferred	(628,088)	(188,439)	(67,421)

Total	$3,950,003	$3,137,838	$3,490,842

A reconciliation between the statutory PRC enterprise income tax rate and the Company's effective tax rate is as follows:

	For the years ended December 31,
	2010	2011	2012
	%	%	%

Applicable rate for reconciliation purpose (note)	25%	(25)%	25%
Effect of tax holiday granted to PRC entities	(26.7)%	(50.7)%	(7.6)%
Effect on tax rates in different tax jurisdiction (note)	(5.8)%	(23.7)%	12.5%
Tax effect of expenses that are not deductible in determining taxable profit	37.7%	(6.7)%	3.1%
Tax effect of allowable special deduction in determining taxable profit	-	36.1%	(20.5)%
Change in valuation allowance	(5.3)%	0.5%	(0.6)%
Effective tax rate for the year	24.9%	(69.5)%	11.9%

Note:	The domestic tax rate in the jurisdiction where the operation of the Company is substantially based is used. Expenses that are not deductible included accrued salary and accrued bonus which exceeded the upper limit of deduction under the New EIT Law.

If the tax holidays granted to the relevant subsidiaries and VIEs were not available, the impact on income tax provision and earnings per share amounts would be as follows:

	For the years ended December 31,
	2010	2011	2012

Increase in income tax expense	$4,235,642	$2,290,131	$2,207,096

Impact on net income (loss) per ordinary share-basic	$0.00	$0.00	$0.00

Impact on net income (loss) per ordinary share-diluted	$0.00	$0.00	$0.00

The Company did not identify any significant unrecognized tax benefits or incur any interest or penalties related to potential underpaid income tax expenses for each of the three years ended December 31, 2012. The Company does not expect to have a significant increase or decrease on unrecognized tax benefits within 12 months from December 31, 2012.

Under New EIT Law, a "resident enterprise" which may include an enterprise established outside of the PRC with management located in the PRC, will be subject to the PRC income tax. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed a resident enterprise, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax at a rate of 25%.

Aggregate undistributed earnings of the Company's VIEs and its VIEs' subsidiaries located in the PRC that are available for distribution to the Company of approximately $143,837,280 at December 31, 2012 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. The Chinese tax authorities have also clarified that distribution made out of pre January 1, 2008 retained earnings will not be subject to the withholding tax.

Under applicable accounting principles, a deferred tax liability should be recorded for taxable temporary differences attributable to the excess of financial reporting over tax basis, including those differences attributable to a more than 50% interest in a domestic subsidiary. However, recognition is not required in situations where the tax law provides a means by which the reported amount of that investment can be recovered tax-free and the enterprise expects that it will ultimately use that means. The Company has not recorded any such deferred tax liability attributable to the undistributed earnings of its financial interest in VIE affiliates because the Company believes such excess earnings can be distributed in a manner that would not be subject to tax.